Financial instruments - Financial assets at amortized cost (Details) - Financial assets at amortized cost - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Carrying value	£ 91,415	£ 42,553
Fair value	91,415	42,553
Cash and cash equivalents
Financial assets
Carrying value	69,082	22,556
Fair value	69,082	22,556
Trade and other receivables
Financial assets
Carrying value	21,109	18,297
Fair value	21,109	18,297
Restricted cash
Financial assets
Carrying value	1,224	1,700
Fair value	£ 1,224	£ 1,700